Shareholders' equity and share-based payments - Dividend (Details) - € / shares	Feb. 08, 2021	Oct. 29, 2020	Jul. 29, 2020	May 04, 2020
Dividend
Dividend for the 2020 fiscal year, to be submitted at shareholders' meeting (in Euros per share)	€ 2.64
Final dividend proposed by Board of Directors (in Euros per share)	€ 0.66
Dividend recognised (in Euros per share)		€ 0.66	€ 0.66	€ 0.66